Fair Value: (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value:
Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	December 31, 2018	(Level 1)	(Level 2)	(Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$136,196	$136,196	$—	$—
International equity trust	$76,852	—	76,852	—
Corporate bonds and debt	$51,356	—	48,853	2,503
US Treasury securities	$47,712	47,712	—	—
Mortgage backed securities	$56,004	—	56,004	—
Domestic mutual funds	$43,359	43,359		—
Municipal bonds	$278	—	278	—
Federal agency securities	$6,066	—	6,066	—
Other	$2,995	2,031	964	—
Long-term investments:
International equity trust	$17,382	—	17,382	—
Corporate bonds and debt	$12,571	—	11,366	1,205
US Treasury securities	$12,062	12,062	—	—
Mortgage backed securities	$11,517	—	11,517	—
Domestic mutual funds	$94,494	94,494	—	—
Federal agency securities	$941	—	941	—
Treasury STRIPS	$14,113	—	14,113	—
Other	$1,045	1,045	—	—
Natural gas swaps	$13,154	—	13,154	—

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	December 31, 2017	(Level 1)	(Level 2)	(Level 3)
	(dollars in thousands)
Nuclear decommissioning trust funds:
Domestic equity	$142,419	$142,419	$—	$—
International equity trust	$88,820	—	88,820	—
Corporate bonds and debt	$66,317	—	66,317	—
US Treasury securities	$38,791	38,791	—	—
Mortgage backed securities	$49,379	—	49,379	—
Domestic mutual funds	$47,833	47,833	—	—
Municipal bonds	$92	—	92	—
Federal agency securities	$3,725	—	3,725	—
Other	$7,679	7,679	—	—
Long-term investments:
International equity trust	$20,071	—	20,071	—
Corporate bonds and debt	$16,215	—	16,215	—
US Treasury securities	$6,670	6,670	—	—
Mortgage backed securities	$7,267	—	7,267	—
Domestic mutual funds	$87,011	87,011	—	—
Federal agency securities	$259	—	259	—
Other	$3,129	3,129	—	—
Natural gas swaps	$6,328	—	6,328	—

Schedule of changes in Level 3 assets measured at fair value on a recurring basis

Year Ended
December 31, 2018
(dollars in thousands)

Balance at December 31, 2017	$—

Transfers to Level 3	4,997
Total gains or losses (realized/unrealized):
Changes in net assets	(1,289)
Balance at December 31, 2018	$3,708

Schedule of estimated fair values of long-term debt, including current maturities

The estimated fair values of our long-term debt, including current maturities at December 31, 2018 and 2017 were as follows (in thousands):

	2018		2017
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Long-term debt	$9,347,307	$9,837,254	$8,232,703	$9,155,942